Private Placements of Common Stock and Warrants - Liability Classified Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	May 31, 2024	May 31, 2023	May 03, 2024	Dec. 31, 2023	Dec. 30, 2023	Oct. 23, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Feb. 28, 2023	Dec. 01, 2022	Jun. 30, 2022
Liability Classified Warrants
Warrants to purchase common shares, shares		0.2		52.6			21.5
Class of warrants, exercise price	$ 0.21			$ 0.21	$ 0.35		$ 0.50	$ 0.306	$ 0.306			$ 0.50
Purchase price per unit			$ 0.10			$ 0.16
Classified as liability	$ 6,970	$ 16,664
Reclassified as equity	(7,285)	(25,335)
Loss on derivative due to change in fair market value	$ 236	$ 8,750
Minimum
Liability Classified Warrants
Class of warrants, exercise price	$ 0.10
Second Warrant
Liability Classified Warrants
Class of warrants, exercise price											$ 0.10
Second Warrant | Maximum
Liability Classified Warrants
Warrants to purchase common shares, shares										7.5	7.5